Related Party Notes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Interest Expense	$ 191,826	$ 82,934	$ 44	$ 16,308
Note Payable 1 held by chairman			200,150
Note Payable 2 Held by Charmain			$ 184,300
Conversion Rate			$ .50
Due Date of Note 1			Dec. 19, 2017
Due Date of Note 2			Dec. 30, 2017
Company Repayment to chairman			$ 25,000
Conversion of interest			200,150
Interest Expense of Notes			2,939
Company Intest Expense from Notes			$ 44,901	$ 0